INSURANCE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
INSURANCE
Amount of assets or liabilities covered under insurance contracts	R$ 82,836,077	R$ 61,187,789
Business Interruption
INSURANCE
Amount of assets or liabilities covered under insurance contracts	11,146,083	11,381,183
Civil Liability
INSURANCE
Amount of assets or liabilities covered under insurance contracts	R$ 711,948	R$ 652,973